Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of significant accounting policies
Disclosure of accounting policies requiring a more significant choice among policies and/or a more significant application of judgment
The table below summarizes our accounting policies, including those that require a more significant choice or application of judgment, and thus are considered our material accounting policies in accordance with IAS 1, Presentation of Financial Statements.

Accounting policy requiring a more significant choice among policies and/or a more significant application of judgment
Accounting policy	Yes	No
General application
(a) Basis of presentation		X
(b) Consolidation		X
(c) Use of estimates and judgments	X
(d) Financial instruments—recognition and measurement		X
(e) Hedge accounting		X
Results of operations focused
(f) Revenue recognition	X
(g) Depreciation, amortization and impairment	X
(h) Translation of foreign currencies		X
(i) Income and other taxes	X
(j) Share-based compensation	X
(k) Employee future benefit plans		X
Financial position focused
(l) Cash and cash equivalents		X
(m) Property, plant and equipment; intangible assets; goodwill	X
(n) Provisions	X
(o) Lease liabilities		X
(p) Business combinations	X

Schedule of useful lives of property, plant, and equipment, right-of-use lease assets and intangible assets
The estimated useful lives for our property, plant and equipment (including right-of-use assets) subject to depreciation are as follows:

Estimated useful lives
Computer hardware and network assets	3 to 7 years
Buildings and leasehold improvements	5 to 20 years
Furniture and equipment	3 to 7 years
Right-of-use lease assets	3 to 20 years
The estimated useful lives for our intangible assets subject to amortization are as follows:

Estimated useful lives
Customer contracts and related customer relationships	4 to 15 years
Software	3 to 7 years
Brand	3 years
Standard operating procedures	5 years
Crowdsource assets	8 years